RELATED PARTY TRANSACTIONS	6 Months Ended	12 Months Ended
	Oct. 31, 2013	Apr. 30, 2013
RELATED PARTY TRANSACTIONS [Abstract]
RELATED PARY TRANSACTIONS
NOTE 7	RELATED PARTY TRANSACTIONS

For the six months ended October 31, 2013, two shareholders of the Company contributed services having a fair value of $10,400 (See Note 5(C)).

For the year ended April 30, 2013, two shareholders of the Company contributed services having a fair value of $20,800 (See Note 5(C)).

For the year ended April 30, 2012 two shareholders of the Company contributed services having a fair value of $20,800 (See Note 5(C)).

For the period ended April 30, 2011 two shareholders of the Company contributed services having a fair value of $8,000 (See Note 5(C)).

On December 20, 2010, the Company issued 5,000,000 shares of common stock to its founder having a fair value of $500 ($0.0001/share) in exchange for cash (See Note 5 (B)).

On December 17, 2010, the Company issued 2,500,000 shares of common stock to its founder having a fair value of $250 ($0.0001/share) in exchange for cash (See Note 5 (B)).

NOTE 7	RELATED PARTY TRANSACTIONS

For the year ended April 30, 2013, two shareholders of the Company contributed services having a fair value of $20,800 (See Note 5(C)).

For the year ended April 30, 2012 two shareholders of the Company contributed services having a fair value of $20,800 (See Note 5(C)).

For the period ended April 30, 2011 two shareholders of the Company contributed services having a fair value of $8,000 (See Note 5(C)).

On December 20, 2010, the Company issued 5,000,000 shares of common stock to its founder having a fair value of $500 ($0.0001/share) in exchange for cash (See Note 5 (B)).

On December 17, 2010, the Company issued 2,500,000 shares of common stock to its founder having a fair value of $250 ($0.0001/share) in exchange for cash (See Note 5 (B)).